Leases - Dislosure Of Lease Expenditure Recognised Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Depreciation of right-of-use assets	$ 27	$ 35	$ 38
System Fund depreciation of right-of-use assets	3	4	5
Impairment charge		16	32
System Fund impairment (reversal)/charge	(3)	32
Derecognition of right-of-use assets and lease liabilities	0	(22)
Gain on lease termination		(30)
Expense relating to variable lease payments	31	7	58
Expense relating to short-term leases and low-value assets	1	2	3
Income from subleasing right-of-use assets	(1)	(1)	(2)
Recognised in operating (loss)/profit	58	43	134
Interest on lease liabilities	29	37	41
Total recognised in the Group income statement	$ 87	$ 80	$ 175